Note Payable (Details) - USD ($)					1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 26, 2023	Jul. 31, 2023	Apr. 30, 2023	Mar. 31, 2022	Jan. 31, 2024	Apr. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2022
Notes Payable [Line Items]
Note payable							$ 14,984		$ 19,067	$ 35,400
Repayments of note payable							250,000	$ 250,000	1,750,000	250,000
Amortization of debt discount							1,212,836	4,000	1,811,798	13,600
Serve received in proceeds								$ 70,000	$ 70,000
Interest rate								7.67%	7.67%
Net proceeds cost	$ 529,127
Amortization of debt discount					$ 169,875
Converted shares (in Shares)					80,000,000
Derivative liability convertible note									$ 601,000
Debt discount					$ 1,658,875
Interest expense					1,193,770
Unamortized discount balance							465,105
Unamortized discount outstanding							4,549,395
Interest expense incurred							62,681
Repayment of debt									1,713,521	378,524
Interest expense							1,326,522	$ 41,744	2,264,426	636,330
Fair value of warrant									149,000
Proceeds from short-term notes									$ 750,000	2,500,000
Accrued interest percentage									18.00%
Offering cost			$ 203,090
Contingent warrants issued conversion									$ 991,000
Proceeds received		$ 449,000
Notes bore interest rate		7.67%
Silicon Valley Bank [Member]
Notes Payable [Line Items]
Net of unamortized discount							985,016		1,230,933	2,214,600
Repayments of note payable									1,000,000	250,000
Promissory note principal amount				$ 2,500,000							$ 83,333
Maturity date				Mar. 01, 2025
Bering interest rate				3.25%
Interest expense									$ 72,639	58,463
Warrants have an exercise price (in Dollars per share)									$ 0.49
Warrant exercisable									12 years
Fair value of warrant									$ 49,000
Convertible Notes Payable [Member]
Notes Payable [Line Items]
Amortization of debt discount									$ 804,465
Financing cost			3,001,500		5,014,500
Net proceeds cost			$ 2,798,410		$ 4,844,625
Percentage of conversion price			80.00%		75.00%
Converted shares (in Shares)			937,961		80,000,000	2,104,562			937,961
Derivative liability convertible note					$ 1,489,000				$ 601,000
Repayment of debt									1,250,000	2,250,000
Proceeds from short-term notes									$ 750,000
Converted price (in Dollars per share)			$ 3.2			$ 3.2
Convertible Notes Payable [Member] | Bear Interest Payable [Member]
Notes Payable [Line Items]
Bearing interest rate			10.00%		6.00%	10.00%
Short-Term Notes [Member]
Notes Payable [Line Items]
Notes exit fee rate									16.00%
Repaid notes payable									$ 870,015
Serve – Chief Executive Officer [Member]
Notes Payable [Line Items]
Principal interest percentage									16.00%
Serve – Chief Executive Officer [Member] | Note Payable – Related Party [Member]
Notes Payable [Line Items]
Note and exit fee									$520,840
Warrant [Member]
Notes Payable [Line Items]
Amortization of debt discount							$ 1,212,836	$ 4,000	$ 16,333	$ 13,600
Warrants exercised (in Shares)									40,292
Warrant [Member] | Bear Interest Payable [Member]
Notes Payable [Line Items]
Bearing interest rate									10.00%
Common Stock [Member]
Notes Payable [Line Items]
Converted shares (in Shares)									4,372,601
Shares issued (in Shares)									17,518